Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,825	20,299
Transfers in, net assets/liabilities	3,314	5,343
Transfers out, net assets/liabilities	(5,090)	(3,483)
Purchases, net assets/liabilities	14,886	20,665
Sales, net assets/liabilities	(16,926)	(24,792)
Issuances, net assets/liabilities	612	(2,207)
Settlements, net assets/liabilities	(1,035)	4,027
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(38)	(26)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(980)	1,794
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	268	1,125
Foreign currency translation impact, net assets/liabilities	(598)	80
Balance at beginning of period, net assets/liabilities	17,238	22,825
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	22,561	19,923
Transfers in, net assets/liabilities	3,314	5,344
Transfers out, net assets/liabilities	(5,090)	(3,484)
Purchases, net assets/liabilities	14,763	20,638
Sales, net assets/liabilities	(16,764)	(24,637)
Issuances, net assets/liabilities	612	(2,206)
Settlements, net assets/liabilities	(1,035)	4,028
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(38)	(26)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(981)	1,793
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	322	1,109
Foreign currency translation impact, net assets/liabilities	(585)	79
Balance at beginning of period, net assets/liabilities	17,079	22,561